SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

We determine our reportable segments based on the manner in which our Chief Executive Officer, considered to be the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.

We operate two reportable segments identified by their geographic regions:

•

New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans. 2degrees also provides fixed broadband communications services to business and residential customers in New Zealand.

•	Bolivia – NuevaTel offers voice and data services, including an array of services delivered via a short message service-based platform, to its mobile customers in Bolivia.

Our CODM evaluates and measures segment performance primarily based on revenues and Adjusted EBITDA. Adjusted EBITDA represents income (loss) from continuing operations before income taxes excluding amounts for (1) interest expense; (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expenses); (4) loss (gain) on disposal and abandonment of assets; and (5) all other non-operating income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Adjusted EBITDA is a key measure for internal reporting; it is used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational factors that affect net income (loss). The presentation of Adjusted EBITDA is not a measure of financial performance under GAAP and should not be considered in isolation or as a substitute for consolidated net income (loss) attributable to the Company, the most closely analogous GAAP measure. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.

Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenues. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include cash and cash equivalents, net property, plant and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with discontinued operations and corporate assets. Corporate assets consist primarily of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.

The Company’s largest customer is a New Zealand retail reseller of our wireless devices and accessories and represented approximately 12% of the Company’s consolidated total revenues in 2018 and 11% of the Company’s consolidated total revenues in each of 2017 and 2016. The revenue from this customer is primarily from equipment sales of handsets. No other customer accounted for more than 10% of the Company’s consolidated total revenues for any of the years ended December 31, 2018, 2017 and 2016.

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss from continuing operations before income taxes:

	Year ended December 31,
	2018	2017	2016
Revenues
New Zealand	$556,410	$520,042	$488,969
Bolivia	240,941	258,438	275,514
Unallocated Corporate & Eliminations	824	420	565

Total revenues	$798,175	$778,900	$765,048

Adjusted EBITDA
New Zealand	$90,396	$85,307	$80,923
Bolivia	65,531	76,522	81,577

Equity-based compensation	(5,856)	(2,853)	(2,706)
Acquisition and other nonrecurring costs	(4,002)	(5,765)	(4,225)
Depreciation, amortization and accretion	(111,889)	(106,909)	(105,456)
Loss on disposal and abandonment of assets	(1,346)	(682)	(609)
Interest expense	(45,913)	(59,754)	(69,055)
Change in fair value of warrant liability	6,361	9,053	—
Debt modification and extinguishment costs	(4,192)	(6,689)	(3,802)
Other, net	(4,682)	1,329	(1,765)
Unallocated Corporate & Eliminations	(11,249)	(11,436)	(7,805)

Loss from continuing operations before income taxes	$(26,841)	$(21,877)	$(32,923)

Depreciation, amortization and accretion
New Zealand	$66,160	$60,805	$59,436
Bolivia	45,107	45,925	45,981
Unallocated Corporate & Eliminations	622	179	39

Total depreciation, amortization and accretion	$111,889	$106,909	$105,456

Capital expenditures
New Zealand	$53,085	$53,904	$50,874
Bolivia	29,659	37,215	56,342
Unallocated Corporate & Eliminations	180	1,233	564

Total capital expenditures	$82,924	$92,352	$107,780

Total assets
New Zealand	$440,385	$432,932
Bolivia	278,656	292,189
Unallocated Corporate & Eliminations	9,241	35,917

Total assets	$728,282	$761,038

The table below presents total revenues by product or service type for the years ended December 31, 2018, 2017 and 2016:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175

Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	13,647	2,667	420	16,734

Total revenues	$520,042	$258,438	$420	$778,900

Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	13,216	4,358	565	18,139

Total revenues	$488,969	$275,514	$565	$765,048